SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash equivalents	$ 0	$ 0
Deferred registration costs	72,532
Research and development expenses	$ 361,616	$ 203,600
Sales Revenue [Member]
Concentration risk, percentage	85.10%	100.00%